UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number   811-5052

 Value Line New York Tax Exempt Trust
--------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: January 31, 2007

Date of reporting period: July 31, 2006

Item I.  Reports to Stockholders.

                               ------------------
                               SEMI-ANNUAL REPORT
                               ------------------
                                  July 31, 2006
                               ------------------

                                   Value Line
                                    New York
                                   Tax Exempt
                                      Trust

                                     [LOGO]
                                   ----------
                                   VALUE LINE

                                     No-Load
                                     Mutual
                                      Funds

Value Line New York Tax Exempt Trust

                                                      To Our Value Line New York
--------------------------------------------------------------------------------

To Our Shareholders:

For the six-months ended July 31, 2006, the total return of the Value Line New York Tax Exempt Trust was 0.59%. Over the same time period, the Lehman Brothers Municipal Bond Index reported a gain of 1.20%(1).

For the six-months ended July 31, 2006, longer maturity municipal bonds have outperformed short maturity municipal bonds. This was primarily due to the lack of new issue supply. Most of the interest in the tax-exempt market has come from the property and casualty insurance companies. These types of investors buy municipal bonds when they are profitable. After heavy losses from the hurricane season last year, especially Katrina, these companies have returned to this market. Their support has been critical for the strong performance in the tax-exempt market year to date. However, if the hurricane season this year proves difficult, these investors could soon become sellers and put substantial pressure on market performance.

With interest rates remaining at relatively low levels, municipal bond funds continue to stretch for yield. Strong performance has come from the riskier sectors in the market, primarily non-investment grade securities and zero coupon bonds. The Value Line New York Tax Exempt Trust does not invest in municipal bonds that are not rated investment grade. The Trust can purchase investment grade, zero coupon bonds and as of July 31, 2006 had approximately 4 percent of its market value in these types of securities. As of July 31, 2006, the Lehman Brothers Municipal Bond Index reported 2 percent of its market value in investment grade, zero coupon securities.

In the investment grade category, tobacco bonds posted strong returns for the six-month period ended July 31, 2006. However, during the period, performance began to weaken due to smoking lawsuits and high punitive awards and for the first time since November of 2005, this sector underperformed the Lehman Municipal Bond Index. The Value Line New York Tax Exempt Trust has eliminated its entire position in tobacco bonds. At the beginning of the period, the Fund had approximately 12 percent of its market value in tobacco bonds. The New York Trust may also invest in bonds from Puerto Rico, which are exempt from New York income taxes. During the six-month period ending July 31, 2006, Puerto Rico paper had underperformed the market based on uncertainty about the island's economy and finances. However, in June, the governor of Puerto Rico approved a $4.5 billion budget that puts in place strong limitations on the government if it looks like it will run over budget. With passage of this new budget, all of the credit rating agencies have removed Puerto Rico from their negative watch lists. By the end of the six-month period beginning February 1, 2006, Puerto Rico bonds began to outperform the Lehman Municipal Bond Index. For the six-month period ending July 31, 2006, the New York Trust has increased its percentage of Puerto Rico paper from 20 percent to 26 percent of its market value versus the Lehman Municipal Bond Index, which has 4 percent of its market value in bonds from Puerto Rico.

Going forward, the Trust is taking steps to increase its exposure to sectors which are under-weighted relative to the Lehman Index. Two sectors that the Trust does have minimal exposure to are uninsured and long prerefunded bonds. A concerted effort will be made to add to these sectors when market conditions allow it. Another total return trend taking place is the outperformance of larger blocks of bonds. The influence of hedge fund buyers has tremendously increased the value and liquidity of securities with a minimum block size of $1 million. The Trust is currently restructuring its holdings into $1 million bond pieces. Our goal remains to provide a maximum level of income exempt from all New York and Federal income taxes with a minimum level of risk. Thank you for your investment with us.

                                      Sincerely,


                                      /s/ Jean Bernhard Buttner
                                      Jean Bernhard Buttner
                                      Chairman and President

September 5, 2006

--------------------------------------------------------------------------------
(1) The Lehman Brothers Municipal Bond Index is a total-return performance benchmark for the long-term, investment-grade, tax-exempt bond market. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this Index.


--------------------------------------------------------------------------------
2

                                           Value Line New York Tax Exempt Trust

Tax Exempt Trust Shareholders
--------------------------------------------------------------------------------

Economic Observations

The U.S. economy slowed abruptly during the second quarter, with the rate of gross domestic product growth moderating from the opening quarter's 5.6% to just 2.5% in the most recent three months. Slower increases in personal consumption expenditures and a disappointing showing in the critical housing market were significant contributors to the decelerating rate of GDP growth.

Meanwhile, a measured pace of business activity is likely to be maintained over the next several quarters, if recent data trends are sustained as we believe they will be. Such trends are highlighted by surveys showing a modest rise in consumer confidence, mixed retail sales numbers, solid industrial production and factory usage, and a decline in housing activity that is thus far somewhat less precipitous than many have been fearing. We think this uneven flow of data will be the rule for the balance of this year and into the early months of 2007, with the prospective rate of quarterly GDP growth averaging 2.5% to 3.0%.

Such moderate economic growth should keep inflationary excesses at bay, as the less aggressive consumption of such raw materials as oil and gas, and industrial metals like copper and zinc should help to limit shortages in these areas. Overall, we expect inflation to average just 2% to 3% though most of 2007.

The case for additional monetary tightening by the Federal Reserve is weakening. Indeed, with economic growth on a much slower track and with inflationary shortages of labor and raw materials looking less likely now, the Fed could be looking to keep interest rates at stable levels for at least the next few months.


--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust

--------------------------------------------------------------------------------

TRUST EXPENSES (unaudited):

Example

As a shareholder of the Trust, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Trust expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2006 through July 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

                                                                                            Expenses*
                                                        Beginning           Ending         paid during
                                                      account value     account value     period 2/1/06
                                                          2/1/06           7/31/06        thru 7/31/06
                                                     ---------------   ---------------   --------------
Actual ...........................................     $ 1,000.00        $ 1,005.90          $ 6.86
Hypothetical (5% return before expenses) .........     $ 1,000.00        $ 1,017.96          $ 6.90

--------------------------------------------------------------------------------
* Expenses are equal to the Trust's annualized expense ratio of 1.38%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half period.


--------------------------------------------------------------------------------
4

                                           Value Line New York Tax Exempt Trust

Portfolio Highlights at July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings

                                                                                                                   Percentage
                                                                                    Principal                          of
Issue                                                                                 Amount          Value        Net Assets
-------------------------------------------------------------------------------   -------------   -------------   -----------
Puerto Rico Electric Power Authority, Power Revenue Bonds, 5.50%, 7/1/19 ......    $2,290,000      $2,572,197         11.6%
NYS Dormitory Authority, Revenue Bonds, School District Building Finance,
 5.00%, 4/1/26 ................................................................    $1,500,000      $1,556,520          7.0%
Virgin Islands Public Authority, Revenue Bonds, Gross Receipts Taxes,
 6.38%, 10/1/19 ...............................................................    $1,000,000      $1,090,890          4.9%
NYS Long Island Power Authority, Electric Systems Revenue Bonds,
 5.25%, 12/1/20 ...............................................................    $1,000,000      $1,081,300          4.9%
NYC Battery Park City Authority, Revenue Bonds, 5.25%, 11/1/17 ................    $1,000,000      $1,072,080          4.8%
Puerto Rico Public Finance Corp., 5.25%, 8/1/31 ...............................    $1,000,000      $1,061,070          4.8%
NYS Dormitory Authority, Revenue Bonds, St. Johns University, 5.00%, 7/1/17 ...    $1,000,000      $1,053,370          4.7%
NYC General Obligations Unlimited, 3.51%, 8/1/16 ..............................    $1,000,000      $1,050,480          4.7%
NYS Urban Development Corp., Refunding Service Contract, Revenue Bonds,
 5.00%, 1/1/20 ................................................................    $1,000,000      $1,048,170          4.7%
NYS Convention Center Development Corp., New York Revenue Bonds, Hotel
 Unit Fee Secured, 5.00%, 11/15/27 ............................................    $1,000,000      $1,036,010          4.7%

--------------------------------------------------------------------------------
Asset Allocation - Percentage of Net Assets

                                  [PIE CHART]

Cash & Other            3.3%
Municipal Securities   96.7%


--------------------------------------------------------------------------------
Sector Weightings - Percentage of Total Municipal Securities

                                   [BAR CHART]

New York                68.7%
Puerto Rico             26.4%
Virgin Islands           4.9%


--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

  Principal                                                                                      Rating
    Amount                                                                                     (unaudited)      Value
-------------                                                                                 -------------  -----------
LONG-TERM MUNICIPAL SECURITIES (91.5%)
              NEW YORK CITY (9.2%)
 $1,000,000   Battery Park City Authority, Revenue Bonds, Senior Ser. A, 5.25%, 11/1/17 .....      Aaa       $ 1,072,080
  1,000,000   General Obligations Unlimited, Ser. K., FSA Insured, 3.51%, 8/1/16 ............      Aaa         1,050,480
                                                                                                             -----------
                                                                                                               2,122,560
                                                                                                             -----------
              NEW YORK STATE (52.0%)
              Dormitory Authority, Revenue Bonds:
    970,000     Albany Medical Center, Ser. A-1, FSA/FHA Insured, 5.00%, 8/15/18 ............      Aaa         1,017,064
    500,000     Court Facilities Lease, Ser. A, AMBAC Insured, 5.50%, 5/15/26 ...............      Aaa           570,700
    500,000     Mental Health Services Facilities Improvement Revenue Bonds, Ser. B,
                  AMBAC Insured, 5.00%, 2/15/25 .............................................      Aaa           518,630
  1,500,000     School District Building Finance, Ser. C, MBIA Insured, 5.00%, 4/1/26 .......      Aaa         1,556,520
  1,000,000     St. Johns University, Ser. A, MBIA Insured, 5.00%, 7/1/17 ...................      Aaa         1,053,370
    300,000     White Plains Hospital Medical Center, FHA Insured, 4.63%, 2/15/18 ...........      AAA*          306,870
  1,000,000   Convention Center Development Corp., Revenue Bonds, Hotel Unit Fee
                Secured, AMBAC Insured, 5.00%, 11/15/27 .....................................      Aaa         1,036,010
    750,000   Environmental Facilities Corp., Personal Income Tax Revenue Bonds,
                Ser. A, 5.00%, 12/15/19 .....................................................      AAA*          790,703
              Long Island Power Authority, Electric Systems Revenue Bonds:
  1,000,000     Gen. Ser. A, FGIC Insured, 5.25%, 12/1/20 ...................................      Aaa         1,081,300
  1,000,000     Gen. Ser. B, 5.00%, 12/1/35 .................................................      A3          1,024,130
    100,000   Nassau County, General Improvement, Ser. C, FSA Insured, 5.13%, 1/1/14 ........      Aaa           105,732
    500,000   Nassau Health Care Corp., Revenue Bonds, Ser. B, FSA Insured,
                5.00%, 8/1/13 ...............................................................      Aaa           529,545
    500,000   Thruway Authority, Personal Income Tax Revenue Bonds,
                Ser. A, 5.50%, 3/15/20 ......................................................      Aa3           543,485
    500,000   Triborough Bridge and Tunnel Authority, Revenue Bonds,
                Ser. A, General Obligation of Authority, 5.25%, 1/1/28 ......................      Aa2           554,910
  1,000,000   Urban Development Corp., Refunding Service Contract, Revenue Bonds,
                Ser. B, 5.00%, 1/1/20 .......................................................      AA-*        1,048,170
    200,000   Voorheesville, Central School District, General Obligations Unlimited,
                FSA Insured, 5.00%, 6/15/17 .................................................      Aaa           209,410
                                                                                                             -----------
                                                                                                              11,946,549
                                                                                                             -----------
              PUERTO RICO (25.5%)
              Commonwealth Infrastructure Financing Authority:
  1,000,000     Special Tax Revenue Bonds, Ser. B, 5.00%, 7/1/41 ............................     Baa3         1,001,170
  3,000,000     Water & Sewer Revenue Bonds, Ser. A, FGIC Insured, 0.00%, 7/1/32 ............      Aaa           871,500
  2,290,000   Electric Power Authority, Power Revenue Bonds, Ser. LL, MBIA Insured,
                5.50%, 7/1/19 ...............................................................      Aaa         2,572,197
    350,000   Public Buildings Authority, Government Facilities Revenue Bonds, Ser. J,
                AMBAC Insured, 5.00%, 7/1/36 ................................................      Aaa           368,077
  1,000,000   Public Finance Corp., Ser. A, FGIC Insured, 5.25%, 8/1/31 .....................      Aaa         1,061,070
                                                                                                             -----------
                                                                                                               5,874,014
                                                                                                             -----------


See Notes to Financial Statements.
--------------------------------------------------------------------------------
6

                                           Value Line New York Tax Exempt Trust

                                                                   July 31, 2006
--------------------------------------------------------------------------------

  Principal                                                                             Rating
    Amount                                                                           (unaudited)        Value
-------------                                                                       -------------  -------------
              VIRGIN ISLANDS (4.8%)
 $1,000,000   Public Finance Authority, Revenue Bonds, Gross Receipts Taxes,
                Ser. A, 6.38%, 10/1/19 ............................................     Baa3        $  1,090,890
                                                                                                    ------------
              TOTAL LONG-TERM MUNICIPAL SECURITIES
                (Cost $21,210,119).................................................                   21,034,013
                                                                                                    ------------
SHORT-TERM MUNICIPAL SECURITIES (5.2%)
              NEW YORK CITY (2.2%)
    500,000   Municipal Water Finance Authority, Water and Sewer Systems Revenue
                Bonds, Ser. C, FGIC Insured, 3.65%, 8/1/06 ........................   VMIG 1(1)          500,000
                                                                                                    ------------
              NEW YORK STATE (3.0%)
    700,000   Environmental Facilities Corp. Solid Waste Disposal Revenue Bonds,
                3.65%, 8/1/06 .....................................................      P-1(1)          700,000
                                                                                                    ------------
              TOTAL SHORT-TERM MUNICIPAL SECURITIES
                (Cost $1,200,000)..................................................                    1,200,000
                                                                                                    ------------
              TOTAL MUNICIPAL SECURITIES (96.7%)
                (Cost $22,410,119).................................................                   22,234,013
                                                                                                    ------------
              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (3.3%) ...............                      767,842
                                                                                                    ------------
              NET ASSETS (100.0%) .................................................                 $ 23,001,855
                                                                                                    ------------
              NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER
                OUTSTANDING SHARE ($23,001,855 divided by 2,400,330 shares
                outstanding) ......................................................                 $       9.58
                                                                                                    ------------

(1) Variable rate demand notes are considered short-term obligations. Interest rates change every day. These securities are payable on demand on interest rate reset dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 2006.

      Rated by Moody's Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor's


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust

Statement of Assets and Liabilities
at July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

Assets:
Investment securities, at value
   (Cost - $21,210,119) .................................          $ 21,034,013
Short-term Investments
   (Cost - $1,200,000) ..................................             1,200,000
Cash ....................................................               568,614
Interest receivable .....................................               295,616
Receivable for trust shares sold ........................                 3,000
Prepaid expenses ........................................                   773
                                                                   ------------
     Total Assets .......................................            23,102,016
                                                                   ------------
Liabilities:
Dividends payable to shareholders .......................                22,702
Accrued expenses:
   Trustees' Fees .......................................                 9,597
   Advisory fee .........................................                 7,395
   Service and distribution plan fees ...................                    87
   Other ................................................                60,380
                                                                   ------------
     Total Liabilities ..................................               100,161
                                                                   ------------
Net Assets ..............................................          $ 23,001,855
                                                                   ============
Net Assets
Shares of beneficial interest, at $0.01 par
   value (authorized unlimited, outstanding
   2,400,330 shares) ....................................          $     24,003
Additional paid-in capital ..............................            23,227,161
Distributions in excess of net investment
   income ...............................................               (19,031)
Accumulated net realized loss on
   investments ..........................................               (54,172)
Unrealized depreciation of investments ..................              (176,106)
                                                                   ------------
Net Assets ..............................................          $ 23,001,855
                                                                   ============
Net Asset Value, Offering and
   Redemption Price per Outstanding
   Share ($23,001,855 divided by 2,400,330 shares
   of beneficial interest outstanding) ..................          $       9.58
                                                                   ============

Statement of Operations
for the Six Months Ended July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

Investment Income:
Interest ................................................          $    515,850
                                                                   ------------
Expenses:
Advisory fee ............................................                70,131
Service and distribution plan fee .......................                29,221
Audit and legal fees ....................................                18,560
Printing and stationery .................................                15,928
Custodian fees ..........................................                 8,416
Transfer agent fees .....................................                 5,825
Trustees' fees and expenses .............................                 5,238
Insurance ...............................................                 1,611
Telephone ...............................................                 1,363
Postage .................................................                   741
Other ...................................................                 3,807
                                                                   ------------
   Total Expenses Before Custody Credits
     and Fees Waived ....................................               160,841
   Less: Advisory Fee Waived ............................               (21,157)
   Less: Service and Distribution Plan Fee
     Waived .............................................               (29,221)
   Less: Custody Credits ................................                (3,413)
                                                                   ------------
   Net Expenses .........................................               107,050
                                                                   ------------
Net Investment Income ...................................               408,800
                                                                   ------------
Realized and Unrealized Loss on
   Investments:
   Net Realized Loss ....................................               (71,042)
   Change in Net Unrealized Appreciation
     (Depreciation) .....................................              (205,418)
                                                                   ------------
Net Realized Loss and Change in
   Net Unrealized Appreciation
   (Depreciation) on Investments ........................              (276,460)
                                                                   ------------
Net Increase in Net Assets from
   Operations ...........................................          $    132,340
                                                                   ============


See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                            Value Line New York Tax Exempt Trust

Statement of Changes in Net Assets
for the Six Months Ended July 31, 2006 (unaudited),
and for the Year Ended January 31, 2006
--------------------------------------------------------------------------------

                                                                           Six Months
                                                                              Ended
                                                                          July 31, 2006        Year Ended
                                                                           (unaudited)      January 31, 2006*
                                                                           ------------       ------------
Operations:
  Net investment income .............................................      $    408,800       $    741,254
  Net realized gain (loss) on investments ...........................           (71,042)           507,652
  Change in net unrealized appreciation (depreciation) ..............          (205,418)          (997,203)
                                                                           ------------       ------------
  Net increase in net assets from operations ........................           132,340            251,703
                                                                           ------------       ------------
Distributions to Shareholders:
  Net investment income .............................................          (408,800)          (741,254)
  From net realized gains ...........................................                --           (760,683)
                                                                           ------------       ------------
  Decrease in net assets from distributions to shareholders .........          (408,800)        (1,501,937)
                                                                           ------------       ------------
Trust Share Transactions:
  Proceeds from sale of shares ......................................           178,590          1,873,186
  Proceeds from reinvestment distributions to shareholders ..........           275,009          1,044,830
  Cost of shares repurchased ........................................        (2,096,285)        (2,530,481)
                                                                           ------------       ------------
  Net increase (decrease) in net assets from Trust share transactions        (1,642,686)           387,535
                                                                           ------------       ------------
Total Decrease in Net Assets ........................................        (1,919,146)          (862,699)
Net Assets:
  Beginning of period ...............................................        24,921,001         25,783,700
                                                                           ------------       ------------
  End of period .....................................................      $ 23,001,855       $ 24,921,001
                                                                           ============       ============
Distributions in excess of Net Investment Income, at End of Period ..      $    (19,031)      $    (19,031)
                                                                           ============       ============

*     Amounts were previously presented rounded to thousands.


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Value Line New York Tax Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The investment objective of the Trust is to provide New York taxpayers with the maximum income exempt from New York State, New York City, and federal income taxes, while avoiding undue risk to principal. The Trust will invest primarily in New York State municipal and public authority debt obligations. The ability of the issuers of the securities held by the Trust to meet their obligations may be affected by economic or political developments in New York State and New York City as well as other regions in which the Trust may invest. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: The Trust's investments are valued each business day by an independent pricing service (the "Service") approved by the Trustees. Investments for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions.

Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available are valued in good faith at their fair value using methods determined by the Trustees.

(B) Distributions: It is the policy of the Trust to distribute all of its investment income to shareholders. Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders annually. Income dividends and capital gains distributions are automatically reinvested in additional shares of the Trust unless the shareholder has requested otherwise. Income earned by the Trust on weekends, holidays, and other days on which the Trust is closed for business is declared as a dividend on the next day on which the Trust is open for business.

The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.

(C) Federal Income Taxes: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(D) Investments: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premium and accretion of discounts on investments, is earned from settlement date and recognized on the accrual basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(E) Representations and Indemnifications: In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


--------------------------------------------------------------------------------
10

                                           Value Line New York Tax Exempt Trust

                                                                   July 31, 2006
--------------------------------------------------------------------------------

2. Trust Share Transactions and Distributions to Shareholders

Transactions in shares of beneficial interest were as follows:

                                                 Six Months
                                                    Ended            Year Ended
                                                July 31, 2006        January 31,
                                                  (unaudited)            2006
                                                  -----------------------------
Shares sold ............................             18,712             186,455
Shares issued to
   shareholders in
   reinvestment of
   dividends ...........................             28,679             106,873
Shares repurchased .....................           (217,869)           (254,025)
                                                  -----------------------------
Net increase/decrease ..................           (170,478)             39,303
                                                  =============================
Dividends per share from
   net investment income ...............          $   .1666           $   .2902
                                                  -----------------------------
Distributions per share
   from net realized gains .............          $      --           $   .2981
                                                  -----------------------------

3. Purchases and Sales of Securities

Purchases and sales of municipal securities, excluding short-term securities, were as follows:

                                                                Six Months Ended
                                                                 July 31, 2006
                                                                  (unaudited)
                                                                 -----------
Purchases:
   Long-term obligations .............................           $12,899,505
                                                                 ===========
Maturities or Sales:
   Long-term obligations .............................           $12,726,707
                                                                 ===========

4. Income Taxes (unaudited)

At July 31, 2006, information on the tax components of capital is as follows:

Cost of investments for tax purposes ..................            $ 22,410,119
                                                                   ============
Gross tax unrealized appreciation .....................            $    160,804
Gross tax unrealized depreciation .....................                (336,910)
                                                                   ------------
Net tax unrealized depreciation on
   investments ........................................            $   (176,106)
                                                                   ============

5. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $70,131 was paid or payable to Value Line, Inc. (the "Adviser") for the six months ended July 31, 2006. This was computed at an annual rate of 0.60% of the Trust's average daily net assets. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Trust. The Adviser also provides persons, satisfactory to the Trustees, to act as officers of the Trust and pays their salaries and wages. The Trust bears all other costs and expenses in its operation. Effective March 7, 2006, the Adviser voluntarily waived 0.225% of the advisory fee. The fee waiver amounted to $21,157. The Adviser has no right to recoup previously waived amounts.

The Trust has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc. a subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Trust's shares and for servicing the Trust's shareholders at an annual rate of 0.25% of the Trust's average daily net assets. Fees amounting to $29,221 were paid or payable to the Distributor under this Plan for the six months ended July 31, 2006. Effective December 2, 2005, the Distributor voluntarily waived this fee. The fees waived amounted to $29,221. The Distributor has no right to recoup previously waived amounts.

For the six months ended July 31, 2006, the Trust's expenses were reduced by $3,413 under a custody credit arrangement with the custodian.

Certain officers and a director of the Adviser and Value Line Securities, Inc., are also officers and a Trustee of the Trust. At July 31, 2006 officers and trustees as a group did not own any shares of beneficial interest in the Trust.


--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                          Six Months
                                            Ended                Year Ended
                                        July 31, 2006            January 31,
                                         (unaudited)                2006
                                         ----------              ----------
Net asset value, beginning
 of period ........................      $     9.69              $    10.19
                                         ----------              ----------
Income from investment
 operations:
 Net investment income ............            0.17                    0.29
 Net gains or losses on
  securities (both realized
  and unrealized) .................           (0.11)                  (0.20)
                                         ----------              ----------
 Total from investment
  operations ......................            0.06                    0.09
                                         ----------              ----------
Less distributions:
 Distributions from net
  investment income ...............           (0.17)                  (0.29)
 Distributions from net
  realized gains ..................              --                   (0.30)
                                         ----------              ----------
 Total distributions ..............           (0.17)                  (0.59)
                                         ----------              ----------
Net asset value, end of
 period ...........................      $     9.58              $     9.69
                                         ==========              ==========
Total return ......................            0.59%(4)                0.94%
                                         ==========              ==========
Ratios/Supplemental Data:
Net assets, end of period
 (in thousands) ...................      $   23,002              $   24,921
Ratio of expenses to average
 net assets(1) ....................            1.38%(2)(5)             1.39%(3)
Ratio of net investment
 income to average net
 assets ...........................            3.50%(5)                2.91%
Portfolio turnover rate ...........              60%(4)                 131%

                                Eleven Months
                                    Ended                           Years Ended on Last Day of February,
                                  January 31,          ----------------------------------------------------------------
                                     2005*                2004              2003              2002              2001
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
 of period .................      $    10.41           $    10.47        $    10.25        $    10.08        $     9.37
                                  -------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income .....            0.27                 0.31              0.35              0.38              0.42
 Net gains or losses on
  securities (both realized
  and unrealized) ..........           (0.07)                0.14              0.39              0.17              0.71
                                  -------------------------------------------------------------------------------------
 Total from investment
  operations ...............            0.20                 0.45              0.74              0.55              1.13
                                  -------------------------------------------------------------------------------------
Less distributions:
 Distributions from net
  investment income ........           (0.27)               (0.31)            (0.35)            (0.38)            (0.42)
 Distributions from net
  realized gains ...........           (0.15)               (0.20)            (0.17)               --                --
                                  -------------------------------------------------------------------------------------
 Total distributions .......           (0.42)               (0.51)            (0.52)            (0.38)            (0.42)
                                  -------------------------------------------------------------------------------------
Net asset value, end of
 period ....................      $    10.19           $    10.41        $    10.47        $    10.25        $    10.08
                                  =====================================================================================
Total return ...............            1.99%(4)             4.51%             7.38%             5.54%            12.28%
                                  =====================================================================================
Ratios/Supplemental Data:
Net assets, end of period
 (in thousands) ............      $   25,784           $   29,012        $   29,432        $   29,202        $   29,388
Ratio of expenses to average
 net assets(1) .............            1.40%(5)             1.37%             1.29%             1.28%             1.13%
Ratio of net investment
 income to average net
 assets ....................            2.86%(5)             3.03%             3.39%             3.76%             4.29%
Portfolio turnover rate ....              72%(4)               61%               53%               66%               49%

*     The Trust changed its fiscal year from February to January 31.

(1) Ratio reflects expenses grossed up for custody credit arrangements. The ratio of expenses to average net assets net of custody credits would have been 1.35%, 1.37%, 1.40%, 1.37%, 1.28%, 1.27% and 1.12%, respectively, as of July 31, 2006, January 31, 2006, January 31, 2005, February 29, 2004,
      February 28, 2003, February 28, 2002 and February 28, 2001.

(2) Ratio reflects expenses grossed up for the voluntary fee waivers of a portion of the advisory fee by the Adviser and the service and distribution plan by the Distributor. The ratio of expenses to average net assets net of the voluntary fee waivers, but exclusive of the custody credit arrangement, would have been 0.95% as of July 31, 2006.

(3) Ratio reflects expenses grossed up for the voluntary fee waiver of the service and distribution plan by the Distributor. The ratio of expenses to average net assets net of the voluntary fee waiver, but exclusive of the custody credit arrangement, would have been 1.35% as of January 31, 2006.

(4)   Not annualized

(5)   Annualized


See Notes to Financial Statements.
--------------------------------------------------------------------------------
12

                                           Value Line New York Tax Exempt Trust

--------------------------------------------------------------------------------

               FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
                APPROVING THE INVESTMENT ADVISORY AGREEMENT FOR
                     VALUE LINE NEW YORK TAX EXEMPT TRUST

The Investment Company Act of 1940 requires that the Fund's investment advisory agreement (the "Agreement") be approved annually by both the Board of Trustees (collectively, "the Trustees") and a majority of the Trustees who are not affiliated with Value Line, Inc., the Fund's investment adviser ("Value Line") (the "Independent Trustees"), voting separately. The Trustees have determined that the terms of the Fund's Agreement are fair and reasonable and that renewal of the contract is in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees. Throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Trustees met in executive sessions separately from the Interested Trustees of the Fund and any officers of Value Line.

Both in meetings which specifically addressed the approval of the Agreement and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to Value Line's investment and management services under the Agreement. These materials included information on: (i) the investment performance of the Fund compared to a peer group of funds ("Performance Universe") and its benchmark index, each as classified by Lipper, Inc., an independent evaluation service ("Lipper"); (ii) sales and redemption data with respect to the Fund; (iii) the general investment outlook in the markets in which the Fund invests; (iv) arrangements with respect to the distribution of the Fund's shares; (v) the allocation of the Fund's brokerage; and (vi) the overall quality and scope of services provided by Value Line.

As part of the review of the Agreement, the Independent Trustees requested, and Value Line provided, additional information in order to evaluate the quality of Value Line's services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Trustees engaged in an extensive review of the following information, which included data comparing:
(i) the Fund's average management fees, transfer agent/custodian fees, service fees (including 12b-1 fees), and other non-management fees, to those incurred by a peer group of funds consisting of the Fund and 11 other retail front-end load and no-load New York municipal debt funds, as classified by Lipper ("Expense Group") and a peer group of funds consisting of the Fund, the Expense Group and all other retail front-end load and no-load New York municipal debt funds, excluding outliers ("Expense Universe"); (ii) the Fund's average expense ratio to those of its Expense Group and Expense Universe; (iii) the Fund's investment performance to the average performance of the Performance Universe as well as the Lipper Index; (iv) Value Line's financial results and conditions, including Value Line's and certain of its affiliates' profitability from the services that have been performed for the Fund as well as the Value Line family of funds; (v) the Fund's current investment management staffing; and (vi) the Fund's potential for achieving economies of scale.

The following summarizes matters considered by the Trustees in connection with their renewal of the Agreement. However, the Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Investment Performance. The Trustees reviewed the Fund's overall investment performance and compared it to its Performance Universe and the Lipper Index. The Trustees noted that the Fund's performance for the most recent one-year and longer-term periods ended December 31, 2005 was below both the Performance Universe Average and the Lipper Index. As a result, the Trustees engaged in discussions with Value Line and Value Line voluntarily agreed to take certain measures, including reducing its management fees in an effort to reduce the Fund's overall expenses and increase the Fund's performance.

Value Line's Personnel and Methods. The Trustees reviewed the background of the portfolio manager responsible for the daily management of the Fund, achieving the


--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust

--------------------------------------------------------------------------------

Fund's investment objective and adhering to the Fund's investment strategy. The Independent Trustees also engaged in discussions with Value Line's senior management who are responsible for the overall functioning of the Fund's investment operations. Based on this review, the Trustees concluded that the Fund's portfolio management and Value Line's overall resources were well developed and that Value Line had investment management capabilities and personnel essential to performing its duties under the Agreement.

Management Fee and Expenses. The Trustees considered Value Line's fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. The Trustees noted that the Fund's management fee and total expense ratio for the most recent fiscal year were higher than those of the Expense Group and Expense Universe averages. In an effort to reduce the Fund's higher total expense ratio, which was primarily due to the Fund's small asset size, Value Line voluntarily agreed to reduce its management fee on a temporary basis from an annual rate of 0.60% of the Fund's average daily net assets to 0.375% of the Fund's average daily net assets, which is below both the Expense Group and Expense Universe averages, effective March 2006. In addition, the Fund temporarily agreed to suspend its Rule 12b-1 fees, effective December 2005. The Trustees noted that, as a result of these actions, the Fund's projected total expense ratio is anticipated to decrease to an amount that is below both the Expense Group and Expense Universe averages.

Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided by Value Line and its affiliates under various other contracts, and their overall supervision of third party service providers. Based on this review, the Trustees concluded that the nature, quality, cost and extent of such other services provided by Value Line and its affiliates were satisfactory, reliable and beneficial to the Fund's shareholders.

Profitability. The Trustees considered the level of Value Line's profits with respect to the management of the Fund, including the impact of certain actions taken during 2004 and 2005. This consideration included a review of Value Line's methodology in allocating certain of its costs to the management of each Fund, Value Line's voluntary reduction of management and/or Rule 12b-1 fees for certain Funds, Value Line's termination of the use of soft dollar research, and the cessation of trading through its affiliate, Value Line Securities, Inc. The Trustees concluded that Value Line's profits from management of the Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved.

Economies of Scale. The Trustees noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a relevant consideration for the Fund and the addition of break points was determined not to be necessary at this time.

Conclusion. The Trustees, in light of Value Line's overall performance, considered it appropriate to continue to retain Value Line as the Fund's investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Trustees concluded that the Fund's Agreement is fair and reasonable and voted to approve the continuation of the Agreement for another year.


--------------------------------------------------------------------------------
14

                                           Value Line New York Tax Exempt Trust

Management of the Trust
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Trust are managed by the Trust's officers under the direction of the Board of Trustees. The following table sets forth information on each Trustee and Officer of the Trust. Each Trustee serves as a director or trustee of each of the 14 Value Line Funds. Each Trustee serves until his or her successor is elected and qualified.

                                                                                                          Other
                                                     Length of       Principal Occupation                 Directorships
Name, Address, and Age         Position              Time Served     During the Past 5 Years              Held by Director
---------------------------------------------------------------------------------------------------------------------------
Interested Trustee*
-------------------
Jean Bernhard Buttner          Chairman of the       Since 1987      Chairman, President and Chief        Value Line, Inc.
Age 71                         Board of Trustees                     Executive Officer of Value Line,
                               and President                         Inc. (the "Adviser") and Value
                                                                     Line Publishing, Inc. Chairman
                                                                     and President of each of the 14
                                                                     Value Line Funds and Value
                                                                     Line Securities, Inc. (the
                                                                     "Distributor").
---------------------------------------------------------------------------------------------------------------------------
Non-Interested Trustees
-----------------------
John W. Chandler               Trustee               Since 1991      Consultant, Academic                 None
18 Victoria Lane                                                     Search Consultation Service,
Lanesboro, MA 01237                                                  Inc. 1992-2004; Trustee Emeritus
Age 82                                                               and Chairman (1993-1994) of
                                                                     the Board of Trustees of Duke
                                                                     University; President Emeritus,
                                                                     Williams College.
---------------------------------------------------------------------------------------------------------------------------
Frances T. Newton              Trustee               Since 2000      Customer Support Analyst,            None
4921 Buckingham Drive                                                Duke Power Company.
Charlotte, NC 28209
Age 64
---------------------------------------------------------------------------------------------------------------------------
Francis C. Oakley              Trustee               Since 2000      Professor of History,                Berkshire Life
54 Scott Hill Road                                                   Williams College, 1961 to 2002;      Insurance
Williamstown, MA 01267                                               Professor Emeritus since 2002;       Company of
Age 74                                                               President Emeritus since 1994        America
                                                                     and President,1985-1994;
                                                                     Chairman (1993-1997) and
                                                                     Interim President (2002-2003)
                                                                     of the American Council of
                                                                     Learned Societies. Trustee since
                                                                     1997 and Chairman of the Board
                                                                     since 2005, National Humanities
                                                                     Center.
---------------------------------------------------------------------------------------------------------------------------
David H. Porter                Trustee               Since 1997      Visiting Professor of Classics,      None
5 Birch Run Drive                                                    Williams College, since 1999;
Saratoga Springs, NY 12866                                           President Emeritus, Skidmore
Age 70                                                               College since 1999 and President,
                                                                     1987-1998.
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust

Management of the Trust
--------------------------------------------------------------------------------

                                                                                                      Other
                                                   Length of     Principal Occupation                 Directorships
Name, Address, and Age       Position              Time Served   During the Past 5 Years              Held by Director
-------------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Trustee               Since 1987    Chairman, Institute for Political    A. Schulman Inc.
169 Pompano St.                                                  Economy.                             (plastics)
Panama City Beach, FL 32413
Age 67
-------------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr            Trustee               Since 1996    Senior Financial Advisor,            None
1409 Beaumont Drive                                              Veritable L.P. (investment adviser)
Gladwyne, PA 19035                                               since 2004; Senior Financial
Age 57                                                           Advisor, Hawthorn, 2001-2004.
-------------------------------------------------------------------------------------------------------------------------
Officers
--------
David T. Henigson            Vice President,       Since 1994    Director, Vice President and
Age 48                       Secretary and                       Compliance Officer of the
                             Chief Compliance                    Adviser. Director and Vice
                             Officer                             President of the Distributor. Vice
                                                                 President, Secretary, and Chief
                                                                 Compliance Officer of each of
                                                                 the 14 Value Line Funds.
-------------------------------------------------------------------------------------------------------------------------
Stephen R. Anastasio         Treasurer             Since 2005    Controller of the Adviser until
Age 47                                                           2003; Chief Financial Officer of
                                                                 the Adviser 2003-2005; Treasurer
                                                                 of the Adviser since 2005;
                                                                 Treasurer of each of the 14 Value
                                                                 Line Funds.
-------------------------------------------------------------------------------------------------------------------------
Howard A. Brecher            Assistant Treasurer   Since 2005    Director, Vice President and
Age 51                       Assistant Secretary                 Secretary of the Adviser.
                                                                 Director and Vice President
                                                                 of the Distributor.
-------------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.


--------------------------------------------------------------------------------
The Trust's Statement of Additional Information (SAI) includes additional information about the Trust's Trustees and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
16

                                           Value Line New York Tax Exempt Trust

--------------------------------------------------------------------------------

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Trust voted these proxies during the most recent 12-month period ended June 30 is available through the Trust's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.


--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
18

                                           Value Line New York Tax Exempt Trust

--------------------------------------------------------------------------------

                     (This page intentionally left blank.)


--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 - The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 - Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 - Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 - Value Line Larger Companies Fund's sole investment objective is to realize capital growth.

1979 - The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 - Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 - Value Line Centurion Fund* seeks long-term growth of capital.

1984 - The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 - Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 - Value Line Aggressive Income Trust seeks to maximize current income.

1987 - Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 - Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 - Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 - Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am - 5pm CST, Monday - Friday or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
20

INVESTMENT ADVISER              Value Line, Inc.
                                220 East 42nd Street
                                New York, NY 10017-5891

DISTRIBUTOR                     Value Line Securities, Inc.
                                220 East 42nd Street
                                New York, NY 10017-5891

CUSTODIAN BANK                  State Street Bank and Trust Co.
                                225 Franklin Street
                                Boston, MA 02110

SHAREHOLDER                     State Street Bank and Trust Co.
SERVICING AGENT                 c/o BFDS
                                P.O. Box 219729
                                Kansas City, MO 64121-9729

INDEPENDENT                     PricewaterhouseCoopers LLP
REGISTERED PUBLIC               300 Madison Avenue
ACCOUNTING FIRM                 New York, NY10017

LEGAL COUNSEL                   Peter D. Lowenstein, Esq.
                                Two Sound View Drive, Suite 100
                                Greenwich, CT 06830

TRUSTEES                        Jean Bernhard Buttner
                                John W. Chandler
                                Frances T. Newton
                                Francis C. Oakley
                                David H. Porter
                                Paul Craig Roberts
                                Nancy-Beth Sheerr

OFFICERS                        Jean Bernhard Buttner
                                Chairman and President
                                David T. Henigson
                                Vice President,
                                Secretary/
                                Chief Compliance Officer
                                Stephen R. Anastasio
                                Treasurer
                                Howard A. Brecher
                                Assistant Secretary/
                                Assistant Treasurer

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).

                                                                         #536794

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)   (1)   Certification pursuant to Rule 30a-2(a) under the Investment Company
            Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

      (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By    /s/ Jean B. Buttner
      -------------------------------------------------------------------------
      Jean B. Buttner, President


Date: 10/09/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Jean B. Buttner
      -------------------------------------------------------------------------
      Jean B. Buttner, President, Principal Executive Officer


By:   /s/ Stephen R. Anastasio
      -------------------------------------------------------------------------
      Stephen R. Anastasio, Treasurer, Principal Financial Officer


Date: 10/09/2006